ALLIANCE REAL ESTATE INVESTMENT FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                     ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

April 27, 1998

Dear Shareholder:

We are pleased to provide you with an update on the performance and investment activity for Alliance Real Estate Investment Fund. This semi-annual report covers the six month period ended February 28, 1998.

INVESTMENT RESULTS
The overall U.S. stock market continued its torrid pace during the recent six month period ended February 28, 1998. The S&P 500 Stock Index reflected this strong performance, achieving a 17.61% total return during this time frame. However, real estate companies were unable to keep up that pace. Real Estate Investment Trusts (REITs), as measured by the National Association of Investment Trusts (NAREIT) Equity Index, returned a more modest 8.17% to investors during the period under review. As the accompanying table shows, your Fund performed broadly in-line with its real estate benchmark. The Fund's emphasis on rapidly growing companies, primarily in the hotel and suburban office markets, aided performance during the period. Unfortunately, this performance was partially offset by a serious price/earnings multiple contraction within the hotel sector in recent weeks.


INVESTMENT RESULTS*
Periods Ended February 28, 1998
                                             TOTAL RETURNS
                                         6 MONTHS      12 MONTHS
                                        ----------     ----------
ALLIANCE REAL ESTATE INVESTMENT FUND
  Class A                                  8.44%         18.21%
  Class B                                  7.98%         17.35%
  Class C                                  7.98%         17.35%

S&P 500 STOCK INDEX                       17.61%         34.99%

NAREIT INDEX                               8.17%         16.78%


* THE FUND'S INVESTMENT RESULTS REPRESENT CUMULATIVE TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF FEBRUARY 28, 1998. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 STOCK INDEX IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS (NAREIT) EQUITY INDEX IS A MARKET VALUE WEIGHTED INDEX BASED UPON THE LAST CLOSING PRICE OF THE MONTH FOR TAX-QUALIFIED REITS LISTED ON THE NYSE, AMEX AND THE NASDAQ. INDEX RETURNS ARE NOT ADJUSTED FOR SALES CHARGES OR OPERATING EXPENSES. AN INVESTOR CANNOT INVEST DIRECTLY IN THESE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET OVERVIEW
The returns of the REIT marketplace during the six month period ended February 28, 1998 were well within the bounds of historic norms. For the most recent five year period, REITs have returned just under 16% per year to investors; the 8% return achieved during the last six months is certainly right in line with this precedent.

However, this period was not "normal" in any other sense of the word. The latter months of 1997 were exceptionally strong for REITs, whereas the first two months of the new year were unusually weak. In fact, the ebullience of the former period led directly to the ensuing weakness. Taken together, these phases capture the intrinsic dynamism of the real estate markets in the United States today.

Calendar year 1997 closed with a wave of acquisition and consolidation activity. REITs were buying properties, portfolios of properties and whole companies at an accelerating rate and paying increasingly rich prices in order to maintain their pipelines of deals. This activity was justified by the easy access to low cost capital enjoyed by the REITs, coupled with operating synergies and strong rental rate increases on expiring leases. This suite of characteristics was very positive for company earnings and led to increasing stock prices. It also led to a rise in market pricing across the board for properties. This increase in value, and expectations of further increases, led to the first significant increases in commercial construction activity since the end of the 1980's. The realization that increasing construction could eventually lead to excess construction has caused a near term correction in stock prices. Meanwhile, our proprietary access to state of the art research from our consultant, CB Commercial, as well as our own industry research, has convinced us that the ongoing upswing in real estate values is not reaching a peak.


1


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

As the second half of the Fund's fiscal year begins, the fundamentals of the REIT market are stronger than they have ever been. The average REIT posted 12% growth in the fourth quarter of 1997, a full percentage point better than expected. And growth is expected to accelerate in 1998 and remain strong in 1999. This contrasts sharply with the overall U.S. economy, which continues to slow in response to the problems in Asia. Relative pricing of securities do not reflect this contrast. In fact, REITs trade at a substantial discount to other stocks. This discount has widened dramatically in the past two months. We believe that this is extremely positive for the future performance of the REIT market.

INVESTMENT STRATEGY
Your Fund was designed to identify and invest in companies that have the optimal exposure to the country's strongest real estate markets, and which will benefit most from the significant shifts in real estate financing and ownership which are sweeping across the United States today.

The positive market conditions discussed above are not uniformly felt in all geographic markets and all property types. Broadly speaking, we continue to believe that select hotel and office markets remain poised for significant growth, and as a result, we are overweighted in these areas. Within these broad categories, however, markets change and opportunities evolve. We have shifted our hotel portfolio to further emphasize repositioning opportunities. We have been adjusting our office exposure more towards the traditional central business districts in the northeast and California, and away from the burgeoning suburbs of the sunbelt. These shifts keep us focused on the most exciting growth opportunities available in the marketplace. Although we continue to underweight apartments and retail properties, we have added to our west coast neighborhood shopping center holdings and sprinkled in some apartment exposure in the midwest. These moves bolster the stable end of the portfolio.

Overall, we have tried to maintain a portfolio heavily skewed to opportunistic growth companies, yet balanced by property type and geography. This should allow us to weather the periodic rough seas in the real estate markets, yet benefit from the unique period of growth in which we find ourselves.

MARKET OUTLOOK AND CONCLUSIONS
Our outlook for real estate remains positive. Demand for space remains strong and supply remains constrained in most markets. We believe the market has overreacted to the beginning of a normal construction cycle and expect to benefit as that realization becomes more widespread.

In conclusion, we would like to thank you for the continued confidence you have shown in the Alliance Real Estate Investment Fund. We will continue to do everything we can to justify your confidence by providing you with continued good results.

Sincerely,


John D. Carifa
Chairman and President


Daniel G. Pine
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

Alliance Real Estate Investment Fund seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      18.21%         13.21%
Since Inception*              29.13%         25.25%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.35%         13.35%
Since Inception*              28.22%         26.30%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.35%         16.35%
Since Inception*              28.22%         28.22%




SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)
                          CLASS A    CLASS B    CLASS C
                          -------    -------    -------
1 Year                     17.73%     18.16%     21.16%
Since Inception*           32.15%     33.64%     35.87%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1; 3% year 2; 2% year 3; 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 10/1/96 for all share Classes.


3


TEN LARGEST HOLDINGS
FEBRUARY 28, 1998 (UNAUDITED)              ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________
                                                                  PERCENT OF
COMPANY                                            VALUE          NET ASSETS
-------------------------------------------------------------------------------
Starwood Hotels & Resorts                      $  24,361,469         5.0%
Equity Office Properties Trust                    23,178,770         4.8
Public Storage, Inc.                              19,723,081         4.1
SLGreen Realty Corp.                              19,034,688         3.9
Pan Pacific Retail Properties, Inc.               18,594,325         3.8
Patriot American Hospitality, Inc.                18,512,500         3.8
Glenborough Realty Trust, Inc.                    18,453,750         3.8
Crescent Real Estate Equities Co.                 18,121,250         3.7
Essex Property Trust, Inc.                        17,291,488         3.6
Highwoods Properties, Inc.                        16,797,031         3.5
                                               $ 194,068,352        40.0%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)
_______________________________________________________________________________
                                                           SHARES*
                                                   ------------------------
                                                                HOLDINGS
PURCHASES                                             BOUGHT     2/28/98
-------------------------------------------------------------------------------
Arden Realty Group, Inc.                             301,200     587,200
Entertainment Properties Trust                       479,400     479,400
Equity Office Properties Trust                       549,721     785,721
Golf Trust of America, Inc.                          350,000     444,000
Mack-Cali Realty Corp.                               374,800     374,800
Pan Pacific Retail Properties, Inc.                  554,700     835,700
Public Storage, Inc.                                 328,100     640,100
Security Capital Pacific Trust                       679,400     679,400
SL Green Realty Corp.                                435,600     716,600
Sunstone Hotel Investors, Inc.                       757,600     757,600

                                                                 HOLDINGS
SALES                                                   SOLD      2/28/98
-------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                201,000          -0-
Ambassador Apartments, Inc.                          353,000          -0-
Beacon Properties Corp.                              281,000          -0-
Excel Realty Trust, Inc.                               6,800     385,200
FelCor Suite Hotels, Inc.                            103,000          -0-
Pacific Gulf Properties, Inc.                        270,000          -0-
Rouse Co.                                            185,000          -0-
Security Capital Industrial Trust Rights,
  expiring 9/09/97                                   451,000          -0-
Storage USA, Inc.                                    227,000          -0-


*    Adjusted for stock merger.


4


PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1998 (UNAUDITED)              ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________
COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-97.3%
REAL ESTATE INVESTMENT TRUSTS-97.2%
APARTMENTS-11.4%
Avalon Properties, Inc.                         410,700    $  11,807,625
Bay Apartment Communities, Inc.                 281,400       10,640,437
Essex Property Trust, Inc.                      534,100       17,291,488
Security Capital Pacific Trust                  679,400       15,583,738
                                                             ------------
                                                              55,323,288

DIVERSIFIED-6.4%
Glenborough Realty Trust, Inc.                  647,500       18,453,750
Golf Trust of America, Inc.                     444,000       12,820,500
                                                             ------------
                                                              31,274,250

HOTELS & RESTAURANTS-16.2%
American General Hospitality Corp.              443,600       11,977,200
Innkeepers USA Trust                            792,400       11,737,425
Patriot American Hospitality, Inc.              740,500       18,512,500
Starwood Hotels & Resorts                       430,700       24,361,469
Sunstone Hotel Investors, Inc.                  757,600       12,121,600
                                                             ------------
                                                              78,710,194

OFFICE-15.5%
Arden Realty Group, Inc.                        587,200       16,771,900
Boston Properties, Inc.                         205,600        6,990,400
Crescent Real Estate Equities Co.               532,000       18,121,250
Mack-Cali Realty Corp.                          374,800       14,148,700
SL Green Realty Corp.                           716,600       19,034,688
                                                             ------------
                                                              75,066,938

OFFICE - INDUSTRIAL MIX-20.6%
Brandywine Realty Trust                         633,300       14,961,713
Duke Realty Investments, Inc.                   469,400       10,766,862
Equity Office Properties Trust                  785,721       23,178,770
Great Lakes REIT, Inc.                          257,100        4,868,831
Highwoods Properties, Inc.                      482,500       16,797,031
Reckson Associates Realty Corp.                 558,800       14,074,775
Spieker Properties, Inc.                        391,800       15,549,563
                                                             ------------
                                                             100,197,545

REGIONAL MALLS-5.7%
Macerich Co.                                    511,500       14,449,875
Mills Corp.                                     498,200       13,295,712
                                                             ------------
                                                              27,745,587

SHOPPING CENTERS-11.1%
Entertainment Properties Trust                  479,400        9,348,300
Excel Realty Trust, Inc.                        385,200       12,374,550
IRT Property Co.                                512,100        5,953,162
Pacific Retail Trust (a)                        591,577        7,690,501
Pan Pacific Retail Properties, Inc.             835,700       18,594,325
                                                             ------------
                                                              53,960,838

STORAGE-4.1%
Public Storage, Inc.                            640,100       19,723,081

WAREHOUSE & INDUSTRIAL-6.2%
Cabot Industrial Trust                          283,100        6,051,262
Meridian Industrial Trust, Inc.                 352,400        8,743,925
Security Capital Industrial Trust               625,100       15,158,675
  Warrants, expiring 9/18/98 (b)                 20,993           77,412
                                                             ------------
                                                              30,031,274
                                                             ------------
                                                             472,032,995


5


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________
                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)             VALUE
-------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT & MANAGEMENT-0.1%
Crescent Operating, Inc. (b)                     33,900    $     673,762
Total Common Stocks &Other Investments
  (cost $441,483,648)                                        472,706,757

COMMERCIAL PAPER-2.9%
American Express Credit Corp.
  5.52%, 3/03/98                                 $4,900        4,899,249
Ford Motor Credit Corp.
  5.60%, 3/04/98                                  2,400        2,399,253
  5.60%, 3/06/98                                  2,600        2,598,382
Prudential Funding Corp.
  5.48%, 3/02/98                                  1,180        1,180,000
  5.56%, 3/05/98                                  2,784        2,782,710

Total Commercial Paper
  (amortized cost $13,859,594)                                13,859,594

TOTAL INVESTMENTS-100.2%
  (cost $455,343,242)                                        486,566,351
Other assets less liabilities-(0.2%)                            (810,170)

NET ASSETS-100%                                            $ 485,756,181


(a)  Restricted security, valued at fair value (see Note A).

(b)  Non-income producing security.

     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)              ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $455,343,242)        $ 486,566,351
  Cash                                                                 499,125
  Receivable for capital stock sold                                  6,795,393
  Receivable for investment securities sold                          3,499,383
  Dividends receivable                                                 484,752
  Deferred organization expenses                                       218,411
  Total assets                                                     498,063,415

LIABILITIES
  Payable for investment securities purchased                       10,449,162
  Payable for capital stock redeemed                                   954,243
  Advisory fee payable                                                 341,586
  Distribution fee payable                                             339,484
  Accrued expenses                                                     222,759
  Total liabilities                                                 12,307,234

NET ASSETS                                                       $ 485,756,181

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $     357,519
  Additional paid-in capital                                       449,757,257
  Distributions in excess of net investment income                    (294,491)
  Accumulated net realized gain on investment transactions           4,712,787
  Net unrealized appreciation of investments                        31,223,109
                                                                 $ 485,756,181

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($67,023,291/
    4,925,791 shares of capital stock issued and outstanding)           $13.61
  Sales charge--4.25% of public offering price                             .60
  Maximum offering price                                                $14.21

  CLASS B SHARES
  Net asset value and offering price per share ($331,120,722/
    24,376,471 shares of capital stock issued and outstanding)          $13.58

  CLASS C SHARES
  Net asset value and offering price per share ($83,622,230/
    6,156,767 shares of capital stock issued and outstanding)           $13.58

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($3,989,938/292,881 shares of capital stock issued
    and outstanding)                                                    $13.62


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)
                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                        $  8,913,051
  Interest                                              336,659   $  9,249,710

EXPENSES
  Advisory fee                                        1,705,316
  Distribution fee - Class A                             80,581
  Distribution fee - Class B                          1,308,632
  Distribution fee - Class C                            301,717
  Transfer agency                                       179,004
  Registration                                           84,143
  Administrative                                         63,500
  Custodian                                              55,332
  Audit and legal                                        47,913
  Printing                                               35,134
  Amortization of organization expenses                  30,394
  Directors' fees                                        18,000
  Miscellaneous                                           7,400
  Total expenses                                                     3,917,066
  Net investment income                                              5,332,644

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                       3,714,201
  Net change in unrealized appreciation
    of investments                                                  10,893,855
  Net gain on investments                                           14,608,056

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 19,940,700


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS         ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

                                     SIX MONTHS ENDED    OCTOBER 1, 1996(A)
                                     FEBRUARY 28, 1998          TO
                                        (UNAUDITED)       AUGUST 31, 1997
                                     -----------------    ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                $   5,332,644      $   2,614,208
  Net realized gain on
    investment transactions                3,714,201          1,286,847
  Net change in unrealized
    appreciation of investments           10,893,855         20,329,254
  Net increase in net assets
    from operations                       19,940,700         24,230,309

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
  Class A                                   (898,450)          (501,561)
  Class B                                 (3,817,995)        (1,712,066)
  Class C                                   (855,961)          (364,420)
  Advisor Class                              (54,729)           (36,161)
  Net realized gain on investments
  Class A                                    (39,960)                -0-
  Class B                                   (201,260)                -0-
  Class C                                    (44,722)                -0-
  Advisor Class                               (2,319)                -0-
  Tax return of capital (see Note A)
  Class A                                         -0-          (136,668)
  Class B                                         -0-          (649,850)
  Class C                                         -0-          (130,319)
  Advisor Class                                   -0-            (2,718)

CAPITAL STOCK TRANSACTIONS
  Net increase                           202,259,004        248,675,027
  Total increase                         216,284,308        269,371,573

NET ASSETS
  Beginning of period                    269,471,873            100,300
  End of period                        $ 485,756,181      $ 269,471,873


(a)  Commencement of operations.

     See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998 (UNAUDITED)              ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on October 1, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on August 22, 1996. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices of that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from pricing service when such prices are believed to reflect the fair value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. ORGANIZATION EXPENSES
Organization costs of $304,750 have been deferred and are being amortized on a straight-line basis through October, 2001.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at February 28, 1998 and the reported amounts of revenues and expenses during the period. Actual results could differ from those amounts.

Significant estimates may include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of


10


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares have no distribution fees).

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee equal to the annualized rate of .90 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $63,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended February 28, 1998.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $113,228 for the six months ended February 28, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $93,916 from the sale of Class A shares and $1,272, $276,995 and $31,860 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended February 28, 1998.

Brokerage commissions paid for the six months ended February 28, 1998 on investment transactions amounted to $533,217, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ") nor to DLJ directly, an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $11,570,648 and $610,271, for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments and U.S. government or government agency obligations) aggregated $250,890,597 and $55,185,945, respectively, for the six months ended February 28, 1998. There were no purchases or sales of U.S. government or government agency obligations for the six months ended February 28, 1998.

At February 28, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $33,655,218 and gross unrealized depreciation of investments was $2,432,109 resulting in net unrealized appreciation of $31,223,109.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS       OCT. 1,      SIX MONTHS       OCT. 1,
                        ENDED         1996(A)        ENDED          1996(A)
                     FEB. 28, 1998      TO       FEB. 28, 1998        TO
                     (UNAUDITED)   AUG. 31, 1997  (UNAUDITED)    AUG. 31, 1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            2,780,484     3,343,396   $  38,196,128   $  39,083,265
Shares issued in
  reinvestment of
  dividends and
  distributions           42,874        31,254         577,510         372,824
Shares converted
  from Class B            12,176        21,667         169,738         260,423
Shares redeemed         (849,978)     (456,092)    (11,584,201)     (5,480,852)
Net increase           1,985,556     2,940,225   $  27,359,175   $  34,235,660

CLASS B
Shares sold           10,817,170    15,390,867   $ 148,902,368   $ 182,254,693
Shares issued in
  reinvestment of
  dividends and
  distributions          133,291        88,493       1,795,089       1,059,667
Shares converted
  to Class A             (12,191)      (21,686)       (169,738)       (260,423)
Shares redeemed       (1,168,240)     (851,243)    (16,083,667)    (10,405,233)
Net increase           9,770,030    14,606,431   $ 134,444,052   $ 172,648,704

CLASS C
Shares sold            3,264,535     3,538,401   $  45,048,598   $  42,219,026
Shares issued in
  reinvestment of
  dividends and
  distributions           20,402        13,053         274,740         156,346
Shares redeemed         (468,719)     (210,915)     (6,425,352)     (2,552,750)
Net increase           2,816,218     3,340,539   $  38,897,986   $  39,822,622


(a)  Commencement of operations.


12


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     SIX MONTHS       OCT. 1,      SIX MONTHS       OCT. 1,
                        ENDED         1996(A)        ENDED          1996(A)
                     FEB. 28, 1998      TO       FEB. 28, 1998        TO
                     (UNAUDITED)   AUG. 31, 1997  (UNAUDITED)    AUG. 31, 1997
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold              130,775       198,970   $   1,802,187   $   2,322,671
Shares issued in
  reinvestment of
  dividends and
  distributions            3,639         3,112          49,020          37,140
Shares redeemed          (22,016)      (31,599)       (293,416)       (391,770)
Net increase             112,398       170,483   $   1,557,791   $   1,968,041


(a)  Commencement of operations.


13


FINANCIAL HIGHLIGHTS                       ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS A
                                         -----------------------------------
                                         SIX MONTHS ENDED  OCTOBER 1, 1996(A)
                                         FEBRUARY 28, 1998         TO
                                            (UNAUDITED)     AUGUST 31, 1997
                                         -----------------  ----------------
Net asset value, beginning of period          $12.80             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .23                .30
Net realized and unrealized gain
  on investment transactions                     .85               2.88
Net increase in net asset value
  from operations                               1.08               3.18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)              (.30)
Distributions from net realized
  gains on investments                          (.01)                -0-
Tax return of capital                             -0-              (.08)
Total dividends and distributions               (.27)              (.38)
Net asset value, end of period                $13.61             $12.80

TOTAL RETURN
Total investment return based on
  net asset value (c)                           8.44%             32.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $67,023            $37,638
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements (d)                          1.47%              1.77%(e)
  Expenses before waivers/
    reimbursements (d)                          1.47%              1.79%
  Net investment income (d)                     3.41%              2.73%
Portfolio turnover rate                           15%                20%
Average commission rate                       $.0571             $.0518


See footnote summary on page 17.


14


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS B
                                         -------------------------------------
                                         SIX MONTHS ENDED    OCTOBER 1, 1996(A)
                                         FEBRUARY 28, 1998          TO
                                            (UNAUDITED)       AUGUST 31, 1997
                                         -----------------   -----------------
Net asset value, beginning of period          $12.79             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18                .23
Net realized and unrealized gain
  on investment transactions                     .84               2.89
Net increase in net asset value
  from operations                               1.02               3.12

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)              (.24)
Distributions from net realized
  gains on investments                          (.01)                -0-
Tax return of capital                             -0-              (.09)
Total dividends and distributions               (.23)              (.33)
Net asset value, end of period                $13.58             $12.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                           7.98%             31.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $331,121           $186,802
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements (d)                          2.17%              2.44%(e)
  Expenses before waivers/
    reimbursements (d)                          2.17%              2.45%
  Net investment income (d)                     2.72%              2.08%
Portfolio turnover rate                           15%                20%
Average commission rate                       $.0571             $.0518


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CLASS C
                                         -------------------------------------
                                         SIX MONTHS ENDED    OCTOBER 1, 1996(A)
                                         FEBRUARY 28, 1998          TO
                                            (UNAUDITED)       AUGUST 31, 1997
                                         -----------------   -----------------
Net asset value, beginning of period          $12.79             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18                .23
Net realized and unrealized gain on
  investment transactions                        .84               2.89
Net increase in net asset value
  from operations                               1.02               3.12

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.22)              (.25)
Distributions from net realized gains
  on investments                                (.01)                -0-
Tax return of capital                             -0-              (.08)
Total dividends and distributions               (.23)              (.33)
Net asset value, end of period                $13.58             $12.79

TOTAL RETURN
Total investment return based on
   net asset value (c)                          7.98%             31.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $83,622            $42,719
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements (d)                          2.18%              2.43%(e)
  Expenses before waivers/
    reimbursements (d)                          2.18%              2.45%
  Net investment income (d)                     2.66%              2.06%
Portfolio turnover rate                           15%                20%
Average commission rate                          $.0571           $.0518


See footnote summary on page 17.


16


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                    ADVISOR CLASS
                                         -------------------------------------
                                         SIX MONTHS ENDED    OCTOBER 1, 1996(A)
                                         FEBRUARY 28, 1998          TO
                                            (UNAUDITED)       AUGUST 31, 1997
                                         -----------------   -----------------
Net asset value, beginning of period          $12.82             $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .25                .35
Net realized and unrealized gain
  on investment transactions                     .83               2.88
Net increase in net asset value
  from operations                               1.08               3.23

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)              (.38)
Distributions from net realized
  gains on investments                          (.01)                -0-
Tax return of capital                             -0-              (.03)
Total dividends and distributions               (.28)              (.41)
Net asset value, end of period                $13.62             $12.82

TOTAL RETURN
Total investment return based on
  net asset value (c)                           8.48%             32.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,990             $2,313
Ratio to average net assets of:
  Expenses net of waivers/
    reimbursements (d)                          1.17%              1.45%(e)
  Expenses before waivers/
    reimbursements (d)                          1.17%              1.47%
  Net investment income (d)                     3.68%              3.07%
Portfolio turnover rate                           15%                20%
Average commission rate                       $.0571             $.0518


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended August 31, 1997, the ratios of expenses net of waivers/reimbursements were 1.77%, 2.43%, 2.42% and 1.44% for Class A, B, C and Advisor Class shares, respectively.


17


                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
HOWARD E. HASSLER (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DANIEL G. PINE, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
DMUND P. BERGAN JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio

19

ALLIANCE REAL ESTATE INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

REISR